Investments (Fixed Maturity and Equity Securities Available-For-Sale by Sector) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Abstract]
Amortized Cost	$ 168,361	$ 173,604
Cost or Amortized Cost	1,985	1,926
Gross Unrealized OTTI Loss	39	66	$ 149
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	175,686	188,911
Equity securities	1,949	2,065
Fixed maturity securities
Available-for-sale Securities [Abstract]
Amortized Cost	168,361	173,604
Gross Unrealized Gain	11,039	16,672
Gross Unrealized Temporary Loss	3,675	1,299
Gross Unrealized OTTI Loss	39	66
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	175,686	188,911
U.S. corporate
Available-for-sale Securities [Abstract]
Amortized Cost	59,305	59,532
Gross Unrealized Gain	3,763	6,246
Gross Unrealized Temporary Loss	1,511	421
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	61,557	65,357
U.S. Treasury and agency
Available-for-sale Securities [Abstract]
Amortized Cost	36,183	34,391
Gross Unrealized Gain	3,638	4,698
Gross Unrealized Temporary Loss	128	19
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	39,693	39,070
Foreign corporate
Available-for-sale Securities [Abstract]
Amortized Cost	27,218	28,395
Gross Unrealized Gain	1,005	1,934
Gross Unrealized Temporary Loss	1,427	511
Gross Unrealized OTTI Loss	1	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	26,795	29,818
RMBS
Available-for-sale Securities [Abstract]
Amortized Cost	23,195	26,893
Gross Unrealized Gain	1,008	1,493
Gross Unrealized Temporary Loss	252	157
Gross Unrealized OTTI Loss	36	66
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	23,915	28,163
CMBS
Available-for-sale Securities [Abstract]
Amortized Cost	6,547	7,705
Gross Unrealized Gain	114	241
Gross Unrealized Temporary Loss	82	33
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	6,579	7,913
State and political subdivision
Available-for-sale Securities [Abstract]
Amortized Cost	6,665	8,206
Gross Unrealized Gain	40	102
Gross Unrealized Temporary Loss	138	82
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	6,567	8,226
State and political subdivision
Available-for-sale Securities [Abstract]
Amortized Cost	6,070	5,329
Gross Unrealized Gain	935	1,197
Gross Unrealized Temporary Loss	29	6
Gross Unrealized OTTI Loss	2	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	6,974	6,520
Foreign government
Available-for-sale Securities [Abstract]
Amortized Cost	3,178	3,153
Gross Unrealized Gain	536	761
Gross Unrealized Temporary Loss	108	70
Gross Unrealized OTTI Loss	0	0
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $168,361 and $173,604, respectively; includes $103 and $160, respectively, relating to variable interest entities)	3,606	3,844
Equity securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,985	1,926
Gross Unrealized Gain	105	195
Gross Unrealized Temporary Loss	141	56
Gross Unrealized OTTI Loss	0	0
Equity securities	1,949	2,065
Common stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,298	1,236
Gross Unrealized Gain	46	142
Gross Unrealized Temporary Loss	101	26
Gross Unrealized OTTI Loss	0	0
Equity securities	1,243	1,352
Non-redeemable preferred stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	687	690
Gross Unrealized Gain	59	53
Gross Unrealized Temporary Loss	40	30
Gross Unrealized OTTI Loss	0	0
Equity securities	$ 706	$ 713